Securities, 424I - Securities, 424I: 1	Feb. 12, 2026 USD ($)
Securities, 424I Table
Fee Previously Paid	false
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right, with each right entitling the holder to one-sixth of one ordinary share
Fee Rate	0.00014%
Amount of Registration Fee	$ 15,881.5